NOTE 7 - WARRANT AND DERIVATIVE LIABILITIES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 03, 2017	Mar. 15, 2017	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
NOTE 7 - WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)	$ 397,162		$ 1,242,590	$ 685,922	$ 288,934
Derivative Liability, Current (in Dollars)	$ 652,054		4,097,444	2,358,240	1,937,234
Fair Value Assumptions, Risk Free Interest Rate		1.599%
Fair Value Assumptions, Expected Dividend Rate		0.00%
Fair Value Assumptions, Expected Volatility Rate		105.22%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)				$ 210,465	$ (422,908)
Embedded Derivative Financial Instruments [Member]
NOTE 7 - WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)			$ 1,242,590
Fair Value Assumptions, Risk Free Interest Rate	1.74%
Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%	0.00%
Fair Value Assumptions, Expected Volatility Rate	130.00%		141.00%	131.00%
Derivative, Gain (Loss) on Derivative, Net (in Dollars)				$ (20,583)
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
NOTE 7 - WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate			0.56%	1.39%
Fair Value Assumptions, Expected Term				1 year 156 days
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
NOTE 7 - WARRANT AND DERIVATIVE LIABILITIES (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate			0.89%	1.89%
Fair Value Assumptions, Expected Term				3 years 131 days